Cost of Sales - Schedule of Cost of Sales (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Production and delivery	$ 559,066	$ 568,007
Depreciation and depletion	183,919	209,496
Reversal of provision against carrying value of inventories	0	(255)
Cost of sales	$ 742,985	$ 777,248